Credit risk concentrations (Tables)	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Summary of credit exposure
The following table summarizes the credit exposure of the Bank by geographic region. The exposures amounts disclosed below do not include accrued interest and are gross of allowances for credit losses and gross of collateral held. The comparatives have been revised to conform to current year presentation.

	December 31, 2020				December 31, 2019
Geographic region	Cash due from banks, resell agreements and short-term investments	Loans	Off-balance sheet	Total credit exposure	Cash due from banks, resell agreements and short-term investments	Loans	Off-balance sheet	Total credit exposure
Australia	220,871	—	—	220,871	170,956	—	—	170,956
Belgium	4,271	—	—	4,271	3,554	—	—	3,554
Bermuda	51,329	2,225,401	323,097	2,599,827	38,059	2,253,969	347,802	2,639,830
Canada	996,213	—	—	996,213	553,941	—	—	553,941
Cayman	29,480	948,290	396,654	1,374,424	55,360	931,434	208,404	1,195,198
Germany	107,412	—	—	107,412	—	—	—	—
Guernsey	1	779,915	213,461	993,377	4	856,453	123,376	979,833
Ireland	83,842	—	—	83,842	—	—	—	—
Japan	6,029	—	—	6,029	16,183	—	—	16,183
Jersey	—	26,773	35,224	61,997	—	7,219	—	7,219
Netherlands	—	—	—	—	410,461	—	—	410,461
New Zealand	23,463	—	—	23,463	6,174	—	—	6,174
Norway	57,900	—	—	57,900	1,204	—	—	1,204
Saint Lucia	—	—	—	—	—	29,400	—	29,400
Switzerland	4,510	—	—	4,510	8,015	—	—	8,015
The Bahamas	1,516	12,024	—	13,540	1,607	12,859	—	14,466
United Kingdom	1,291,655	1,202,505	140,663	2,634,823	1,742,676	1,074,876	108,599	2,926,151
United States	1,428,090	—	—	1,428,090	898,262	—	—	898,262
Other	3,088	—	—	3,088	4,277	—	—	4,277
Total gross exposure	4,309,670	5,194,908	1,109,099	10,613,677	3,910,733	5,166,210	788,181	9,865,124